Bank loans: (Tables)	12 Months Ended
Dec. 31, 2021
Bank loans:
Schedule of bank loans

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2020*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,000,000			Ps.	(5,133)			Ps.	1,994,867	Ps.	1,989,862
BBVA Bancomer, S. A.				1,980,000	Ps.	(20,000)		16,343	Ps.	322,209		1,654,134		1,957,415
Total México			Ps.	3,980,000	Ps.	(20,000)	Ps.	11,210	Ps.	322,209	Ps.	3,649,001	Ps.	3,947,277
Banco Popular de Puerto Rico	USD	10,000	Ps.	199,087			Ps.	15	Ps.	199,102			Ps.	199,188
Total Aerostar	USD	10,000	Ps.	199,087			Ps.	15	Ps.	199,102			Ps.	199,188
Bancolombia, S. A.	COP	111,750,000	Ps.	984,985	Ps.	(69,959)	Ps.	9,410	Ps.	81,758	Ps.	842,678	Ps.	752,072
Corpbanca Colombia, S. A.		75,990,000		670,111		(47,572)		7,511		55,565		574,485		511,409
Banco Davivienda, S. A.		67,049,985		591,130		(41,975)		6,098		49,012		506,241		451,243
Banco de Bogotá, S. A.		27,564,211		242,820		(17,256)		1,893		20,227		207,230		185,511
Banco de Occidente, S. A.		27,564,228		242,818		(17,256)		1,758		20,100		207,220		185,511
Banco Popular, S. A.		5,959,029		52,292		(3,731)		(213)		4,475		43,873		40,110
Banco AV Villas, S. A.		5,960,000		52,558		(3,731)		589		4,358		45,058		40,110
Servicios Financieros, S. A.		5,960,000		52,297		(3,731)		(467)		4,230		43,869		40,110
Bancolombia, S. A.		8,128,400		67,697		(20,309)		91		47,479				47,957
Total Airplan	COP	335,925,853	Ps.	2,956,708	Ps.	(225,520)	Ps.	26,670	Ps.	287,204	Ps.	2,470,654	Ps.	2,254,033
			Ps.	6,936,708	Ps.	(245,520)	Ps.	37,895	Ps.	808,515	Ps.	6,119,655	Ps.	6,400,498

* Foreign currency in thousands

At December 31, 2021, the Company has used the total amount of these credit lines as shown below:

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2021*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,000,000	Ps.	(2,000,000)
Santander, S. A.				2,650,000			Ps.	(10,716)	Ps.	1,062	Ps.	2,638,222	Ps.	2,660,990
BBVA Bancomer, S. A.				2,000,000				(8,562)		5,902		1,985,536		2,019,432
BBVA Bancomer, S. A.			Ps.	1,980,000	Ps.	(1,980,000)			Ps.
Total México			Ps.	8,630,000	Ps.	(3,980,000)	Ps.	(19,278)	Ps.	6,964	Ps.	4,623,758	Ps.	4,680,422
Banco Popular de Puerto Rico	USD	10,000	Ps.	208,623	Ps.	(208,623)
Total Aerostar	USD	10,000	Ps.	208,623	Ps.	(208,623)
Bancolombia, S. A.	COP	125,250,000	Ps.	801,230	Ps.	(68,086)	Ps.	16,673	Ps.	74,704	Ps.	675,113	Ps.	560,472
Corpbanca Colombia, S. A.		85,170,000		545,168		(46,298)		11,718		50,191		460,397		381,121
Banco Davivienda, S. A.		75,149,985		480,881		(40,851)		10,081		44,471		405,640		336,283
Banco de Bogotá, S. A.		30,894,211		197,490		(16,794)		3,613		18,350		165,959		138,250
Banco de Occidente, S. A.		30,894,228		197,487		(16,794)		3,497		18,240		165,949		138,250
Banco Popular, S. A.		6,679,029		42,485		(3,631)		(57)		3,755		35,041		29,892
Banco AV Villas, S. A.		6,680,000		42,759		(3,631)		937		3,954		36,110		29,892
Servicios Financieros, S. A.		6,680,000		42,490		(3,631)		23		3,843		35,039		29,892
Bancolombia, S. A.		8,128,400		40,995		(40,995)
Total Airplan	COP	375,525,853	Ps.	2,390,983	Ps.	(240,711)	Ps.	46,485	Ps.	217,508	Ps.	1,979,248	Ps.	1,644,052
			Ps.	11,229,606	Ps.	(4,429,334)	Ps.	27,207	Ps.	224,472	Ps.	6,603,006	Ps.	6,324,474

* Foreign currency in thousands

	Amount
Entity	(thousand of COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000